Net fee income	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Net fee income

2	Net fee income

Net fee income by global business
	2023
	Wealth and Personal Banking	Commercial Banking	Global Banking and Markets	Corporate Centre	Total
	$m	$m	$m	$m	$m
Funds under management	1,763	71	539	—	2,373
Cards	2,385	353	38	—	2,776
Credit facilities	103	856	615	—	1,574
Broking income	463	22	592	—	1,077
Account services	402	788	347	—	1,537
Unit trusts	727	10	1	—	738
Underwriting	—	3	583	—	586
Global custody	128	6	730	—	864
Remittances	86	389	347	1	823
Imports/exports	—	470	154	—	624
Insurance agency commission	280	18	—	—	298
Other	1,433	1,161	2,458	(2,706)	2,346
Fee income	7,770	4,147	6,404	(2,705)	15,616
Less: fee expense	(2,416)	(210)	(3,858)	2,713	(3,771)
Net fee income	5,354	3,937	2,546	8	11,845

	2022[1]
	Wealth and Personal Banking	Commercial Banking[2]	Global Banking and Markets[2]	Corporate Centre	Total
	$m	$m	$m	$m	$m
Funds under management	1,765	107	500	(12)	2,360
Cards	2,146	313	32	—	2,491
Credit facilities	100	783	591	—	1,474
Broking income	576	40	635	—	1,251
Account services	337	730	344	1	1,412
Unit trusts	682	14	—	—	696
Underwriting	1	2	443	(5)	441
Global custody	140	19	762	—	921
Remittances	72	380	346	1	799
Imports/exports	—	493	141	—	634
Insurance agency commission	283	16	1	—	300
Other	1,330	1,102	2,376	(2,463)	2,345
Fee income	7,432	3,999	6,171	(2,478)	15,124
Less: fee expense	(2,128)	(212)	(3,459)	2,445	(3,354)
Net fee income	5,304	3,787	2,712	(33)	11,770

	2021
	Wealth and Personal Banking	Commercial Banking	Global Banking and Markets	Corporate Centre	Total
	$m	$m	$m	$m	$m
Funds under management	1,984	126	546	—	2,656
Cards	1,949	240	23	1	2,213
Credit facilities	103	833	690	1	1,627
Broking income	863	69	669	—	1,601
Account services	429	677	340	6	1,452
Unit trusts	1,065	23	—	—	1,088
Underwriting	4	6	1,009	(2)	1,017
Global custody	167	24	787	—	978
Remittances	75	357	343	—	775
Imports/exports	1	474	145	—	620
Insurance agency commission	324	17	—	—	341
Other	1,305	1,077	2,503	(2,465)	2,420
Fee income	8,269	3,923	7,055	(2,459)	16,788
Less: fee expense	(2,375)	(284)	(3,452)	2,420	(3,691)
Net fee income	5,894	3,639	3,603	(39)	13,097
1From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.
2In the first quarter of 2023, following an internal review to assess which global businesses were best suited to serve our customers’ respective needs, a portfolio of our customers within our entities in Latin America was transferred from GBM to CMB for reporting purposes. Comparative data have been re-presented accordingly.
Net fee income included $6,971m of fees earned on financial assets that were not at fair value through profit or loss, other than amounts included in determining the effective interest rate (2022: $6,410m; 2021: $6,742m), $1,872m of fees payable on financial liabilities that were not at fair value through profit or loss, other than amounts included in determining the effective interest rate (2022: $1,613m; 2021: $1,520m),
$3,452m of fees earned on trust and other fiduciary activities (2022: $3,492m; 2021: $3,849m) and $333m of fees payable relating to trust and other fiduciary activities (2022: $370m; 2021: $305m).